Insurance business - Net Insurance Premium Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	$ 10,659	$ 9,779	$ 9,951
Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	11,338	10,802	10,588
Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	(679)	(1,023)	(637)
Non-linked insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	7,944	7,408	7,407
Non-linked insurance | Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	8,616	8,424	8,036
Non-linked insurance | Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	(672)	(1,016)	(629)
Linked life insurance
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	415	344	667
Linked life insurance | Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	422	351	675
Linked life insurance | Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	(7)	(7)	(8)
Investment contracts with DPF
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	2,300	2,027	1,877
Investment contracts with DPF | Gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	2,300	2,027	1,877
Investment contracts with DPF | Reinsurers’ share of gross insurance premium income
Disclosure of net, gross and reinsurer's share for amounts arising from insurance contracts [line items]
Net insurance premium income	$ 0	$ 0	$ 0